THE STELLAR INSURED TAX-FREE BOND FUND
STAR U.S. GOVERNMENT INCOME FUND
STAR STRATEGIC INCOME FUND
(PORTFOLIOS OF THE STAR FUNDS)
Supplement to Prospectus dated March 31, 1998

On page 30 of the prospectus under the section entitled "Adviser's Background," please amend the second sentence in the biography of B. Randolph Bateman, and replace it with the following:
   "Mr. Bateman has managed the international bonds component of the Strategic Income Fund since its inception and the real estate investment trust component of the Strategic Income Fund since June 1998."
Please amend the third sentence in the biography of Kirk F. Mentzer, and replace it with the following:
   "He has also managed the domestic and structured fixed income components of the Strategic Income Fund since the Fund's inception, and the cash equivalent components of the Star Funds since June 1998."
Please delete the biography of Kenneth D. Lamson in its entirety.


On page 31 of the prospectus under the section entitled, "Additional Distribution Payments," please delete the last two sentences of the paragraph and replace them with the following:



   "In addition, dealers will receive an amount equal to 3.2% of the net asset value of the B Shares of the Trust purchased by their clients or customers. These payments will not be made from assets of the Fund."



On page 38 of the prospectus under the section entitled "Certificates and Confirmations," please amend the second paragraph and replace it with the following:



   "Detailed confirmations of each purchase or redemption, and periodic statements reporting all account activity, including dividends paid, are sent to each shareholder."



                                                                   June 30, 1998





STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor

Cusip 854911880
Cusip 854911500
Cusip 854911765
Cusip 854911856
G00950-16 (6/98)





STAR TREASURY FUND
STAR TAX-FREE MONEY MARKET FUND
STAR OHIO TAX-FREE MONEY MARKET FUND
(PORTFOLIOS OF THE STAR FUNDS)
Supplement to Prospectus dated March 31, 1998



On page 21 of the prospectus under the section entitled "Certificates and Confirmations," please amend the second paragraph and replace it with the following:



   "Detailed confirmations of each purchase or redemption, and periodic statements reporting all account activity, including dividends paid, are sent to each shareholder."



                                                                   June 30, 1998





STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor

Cusip 854911302
Cusip 854911104
Cusip 854911849
Cusip 854911781
G00950-17 (6/98)






THE STELLAR FUND
STAR RELATIVE VALUE FUND
STAR MARKET CAPITALIZATION FUND
STAR GROWTH EQUITY FUND
STAR CAPITAL APPRECIATION FUND
STAR INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 31, 1998

On page 55 of the prospectus under the section entitled "Adviser's Background," please amend the second sentence in the biography of B. Randolph Bateman, and replace it with the following:
   "Mr. Bateman has managed the real estate investment trust component of the
    Stellar Fund since June 1998 and has been the portfolio manager of the International Equity Fund since its inception."
Please amend the second sentence in the biography of Kirk F. Mentzer, and replace it with the following:
   "Mr. Mentzer has managed the domestic fixed income component of the Stellar
    Fund since its inception, and has managed the cash equivalent components of the various Star Funds since June 1998."
Please delete the biography of Kenneth D. Lamson in its entirety.


On page 57 of the prospectus under the section entitled, "Additional Distribution Payments," please delete the last two sentences of the paragraph and replace them with the following:



   "In addition, dealers will receive an amount equal to 3.2% of the net asset value of the B Shares of the Trust purchased by their clients or customers. These payments will not be made from assets of the Fund."



On page 64 of the prospectus under the section entitled "Certificates and Confirmations," please amend the second paragraph and replace it with the following:



   "Detailed confirmations of each purchase or redemption, and periodic statements reporting all account activity, including dividends paid, are sent to each shareholder."



STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor

Cusip 854911708                                Cusip 854911609
Cusip 854911401                                Cusip 854911823
Cusip 854911799                                Cusip 854911864
Cusip 854911823                                Cusip 854911807
Cusip 854911815                                Cusip 854911773
G00950-15 (6/98)